Accounting Policies - Schedule of Lease liabilities reconciled to the Operating Lease Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about leases for lessee [abstract]
Operating lease commitments disclosed at 31 December 2018 (note 35)		£ 1,175
Discounted using the lessee's incremental borrowing rate at the date of initial application		(290)
(Less): commitments relating to short-term leases		(7)
Add: adjustments relating to the different treatment of extension and termination options		3
Additional lease liability recognised at 1 January 2019	£ 838	881	£ 5
Current lease liabilities	89	89
Non-current lease liabilities	£ 749	£ 792